Financial Risk Management - Financial Instruments and Classification Within the Fair Value Hierarchy (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents		$ 1,554,299	$ 428,361
Other investments - current		210,376	487,734
Derivative financial instruments	[1]	19,929	9,225
Other investments - non-current		24,934	118,155
Current trade receivables		1,348,160	1,737,366	$ 1,214,060
Other receivables	[2]	261,678	307,790
Total
Liabilities
Borrowings C and NC		822,152	539,007
Trade payables		555,887	693,673
Finance Lease Liabilities C and NC		230,167	234,149
Derivative financial instruments		1,814	11,978
Total
Derivative liabilities [member]
Liabilities
Derivative financial instruments		1,814	11,978
Derivatives [member]
Assets
Derivative financial instruments		19,929	9,173
Other receivables [member]
Assets
Other receivables		141,898	188,185
Other receivables (non-Financial) [member]
Assets
Other receivables		119,780	119,605
Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current		65,874	300,410
Certificates of Deposits [member]
Assets
Other investments - current		20,637	198,912
Commercial Papers [member]
Assets
Other investments - current		4,993	9,932
Other notes [member]
Assets
Other investments - current		40,244	91,566
Bonds and other fixed income [member]
Assets
Other investments - current		144,502	187,324
Other investments - non-current		18,012	113,829
U.S. government securities [member]
Assets
Other investments - current		10,211	1,077
Non - U.S. government securities [member]
Assets
Other investments - current		28,637	24,912
Corporates securities [member]
Assets
Other investments - current		105,654	142,176
Structured Notes [member]
Assets
Other investments - current			19,159
Other investments [member]
Assets
Other investments - non-current		6,922	4,326
Level 1 of fair value hierarchy [member]
Assets
Cash and cash equivalents		1,166,697	160,198
Other investments - current		134,990	168,165
Other investments - non-current		18,012	113,830
Current trade receivables
Other receivables	[2]
Total		1,319,699	442,193
Liabilities
Borrowings C and NC
Trade payables
Finance Lease Liabilities C and NC
Total
Level 1 of fair value hierarchy [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments
Level 1 of fair value hierarchy [member] | Derivatives [member]
Assets
Derivative financial instruments
Level 1 of fair value hierarchy [member] | Other receivables [member]
Assets
Other receivables
Level 1 of fair value hierarchy [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Level 1 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Certificates of Deposits [member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Commercial Papers [member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Other notes [member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Bonds and other fixed income [member]
Assets
Other investments - current		134,990	168,165
Other investments - non-current		18,012	113,830
Level 1 of fair value hierarchy [member] | U.S. government securities [member]
Assets
Other investments - current		10,211	1,077
Level 1 of fair value hierarchy [member] | Non - U.S. government securities [member]
Assets
Other investments - current		19,125	24,912
Level 1 of fair value hierarchy [member] | Corporates securities [member]
Assets
Other investments - current		105,654	142,176
Level 1 of fair value hierarchy [member] | Structured Notes [member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Other investments [member]
Assets
Other investments - non-current
Level 2 of fair value hierarchy [member]
Assets
Cash and cash equivalents
Other investments - current		9,512	19,159
Other investments - non-current
Current trade receivables
Other receivables	[2]		52
Total		29,441	28,384
Liabilities
Borrowings C and NC
Trade payables
Finance Lease Liabilities C and NC
Total		1,814	11,978
Level 2 of fair value hierarchy [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments		1,814	11,978
Level 2 of fair value hierarchy [member] | Derivatives [member]
Assets
Derivative financial instruments		19,929	9,173
Level 2 of fair value hierarchy [member] | Other receivables [member]
Assets
Other receivables			52
Level 2 of fair value hierarchy [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Level 2 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Certificates of Deposits [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Commercial Papers [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Other notes [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Bonds and other fixed income [member]
Assets
Other investments - current		9,512	19,159
Other investments - non-current
Level 2 of fair value hierarchy [member] | U.S. government securities [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Non - U.S. government securities [member]
Assets
Other investments - current		9,512
Level 2 of fair value hierarchy [member] | Corporates securities [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Structured Notes [member]
Assets
Other investments - current			19,159
Level 2 of fair value hierarchy [member] | Other investments [member]
Assets
Other investments - non-current
Level 3 of fair value hierarchy [member]
Assets
Cash and cash equivalents
Other investments - current
Other investments - non-current		6,922	4,326
Current trade receivables
Other receivables	[2]	48,659	48,659
Total		55,581	52,985
Liabilities
Borrowings C and NC
Trade payables
Finance Lease Liabilities C and NC
Total
Level 3 of fair value hierarchy [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments
Level 3 of fair value hierarchy [member] | Derivatives [member]
Assets
Derivative financial instruments
Level 3 of fair value hierarchy [member] | Other receivables [member]
Assets
Other receivables		48,659	48,659
Level 3 of fair value hierarchy [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Level 3 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Certificates of Deposits [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Commercial Papers [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Other notes [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Bonds and other fixed income [member]
Assets
Other investments - current
Other investments - non-current
Level 3 of fair value hierarchy [member] | U.S. government securities [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Non - U.S. government securities [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Corporates securities [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Structured Notes [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Other investments [member]
Assets
Other investments - non-current		6,922	4,326
Financial assets at amortised cost, category [member]
Assets
Cash and cash equivalents		387,602	268,163
Other investments - current		65,874	300,410
Other investments - non-current
Current trade receivables		1,348,160	1,737,366
Other receivables	[2]	93,239	139,474
Total		1,894,875	2,445,413
Liabilities
Borrowings C and NC		822,152	539,007
Trade payables		555,887	693,673
Finance Lease Liabilities C and NC		230,167
Total		1,608,206	1,232,680
Financial assets at amortised cost, category [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments
Financial assets at amortised cost, category [member] | Derivatives [member]
Assets
Derivative financial instruments
Financial assets at amortised cost, category [member] | Other receivables [member]
Assets
Other receivables		93,239	139,474
Financial assets at amortised cost, category [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Financial assets at amortised cost, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current		65,874	300,410
Financial assets at amortised cost, category [member] | Certificates of Deposits [member]
Assets
Other investments - current		20,637	198,912
Financial assets at amortised cost, category [member] | Commercial Papers [member]
Assets
Other investments - current		4,993	9,932
Financial assets at amortised cost, category [member] | Other notes [member]
Assets
Other investments - current		40,244	91,566
Financial assets at amortised cost, category [member] | Bonds and other fixed income [member]
Assets
Other investments - current
Other investments - non-current
Financial assets at amortised cost, category [member] | U.S. government securities [member]
Assets
Other investments - current
Financial assets at amortised cost, category [member] | Non - U.S. government securities [member]
Assets
Other investments - current
Financial assets at amortised cost, category [member] | Corporates securities [member]
Assets
Other investments - current
Financial assets at amortised cost, category [member] | Structured Notes [member]
Assets
Other investments - current
Financial assets at amortised cost, category [member] | Other investments [member]
Assets
Other investments - non-current
Financial assets at fair value through other comprehensive income, category [member]
Assets
Cash and cash equivalents
Other investments - current		144,502	166,094
Other investments - non-current		18,012	113,830
Current trade receivables
Other receivables	[2]	48,659	48,711
Total		211,173	328,635
Liabilities
Borrowings C and NC
Trade payables
Finance Lease Liabilities C and NC
Total
Financial assets at fair value through other comprehensive income, category [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments
Financial assets at fair value through other comprehensive income, category [member] | Derivatives [member]
Assets
Derivative financial instruments
Financial assets at fair value through other comprehensive income, category [member] | Other receivables [member]
Assets
Other receivables		48,659	48,711
Financial assets at fair value through other comprehensive income, category [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Financial assets at fair value through other comprehensive income, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Certificates of Deposits [member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Commercial Papers [member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Other notes [member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Bonds and other fixed income [member]
Assets
Other investments - current		144,502	166,094
Other investments - non-current		18,012	113,830
Financial assets at fair value through other comprehensive income, category [member] | U.S. government securities [member]
Assets
Other investments - current		10,211	1,077
Financial assets at fair value through other comprehensive income, category [member] | Non - U.S. government securities [member]
Assets
Other investments - current		28,637	24,912
Financial assets at fair value through other comprehensive income, category [member] | Corporates securities [member]
Assets
Other investments - current		105,654	140,105
Financial assets at fair value through other comprehensive income, category [member] | Structured Notes [member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Other investments [member]
Assets
Other investments - non-current
Financial assets at fair value through profit or loss, category [member]
Assets
Cash and cash equivalents		1,166,697	160,198
Other investments - current			21,230
Other investments - non-current		6,922	4,326
Current trade receivables
Other receivables	[2]
Total		1,193,548	194,927
Liabilities
Borrowings C and NC
Trade payables
Finance Lease Liabilities C and NC
Total		1,814	11,978
Financial assets at fair value through profit or loss, category [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments		1,814	11,978
Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
Assets
Derivative financial instruments		19,929	9,173
Financial assets at fair value through profit or loss, category [member] | Other receivables [member]
Assets
Other receivables
Financial assets at fair value through profit or loss, category [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Financial assets at fair value through profit or loss, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Certificates of Deposits [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Commercial Papers [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Other notes [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Bonds and other fixed income [member]
Assets
Other investments - current			21,230
Other investments - non-current
Financial assets at fair value through profit or loss, category [member] | U.S. government securities [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Non - U.S. government securities [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Corporates securities [member]
Assets
Other investments - current			2,071
Financial assets at fair value through profit or loss, category [member] | Structured Notes [member]
Assets
Other investments - current			19,159
Financial assets at fair value through profit or loss, category [member] | Other investments [member]
Assets
Other investments - non-current		$ 6,922	$ 4,326

[1]	In 2018 includes $52 thousand of non-current derivatives.
[2]	Includes balances related to interest in our Venezuelan companies. See Note 33.